Other non-financial assets (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 6,445	$ 6,466	$ 5,930
Deposits and collateral provided in connection with litigation, regulatory and similar matters	2,761	2,736	2,726
Prepaid expenses	1,889	2,048	2,080
Current tax assets	1,866	1,620	1,456
VAT, withholding tax and other tax receivables	1,106	952	1,327
Properties and other non-current assets held for sale	151	156	188
Other	2,295	2,239	2,342
Total other non-financial assets	$ 16,514	$ 16,217	$ 16,049